STATEMENT OF INVESTMENTS
BNY Mellon Sustainable Balanced Fund

January 31, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 38.2%
Canada - 1.3%
Bank of Montreal, Sub. Notes	4.34	10/5/2028	25,000	26,646
Canadian Imperial Bank of Commerce, Sr. Unscd. Notes	3.10	4/2/2024	10,000	10,476
Province of Alberta Canada, Sr. Unscd. Notes	2.20	7/26/2022	20,000	20,350
Province of Ontario, Sr. Unscd. Bonds	2.50	4/27/2026	25,000	26,290
Province of Quebec, Sr. Unscd. Notes	2.38	1/31/2022	20,000	20,349
Rogers Communications, Gtd. Notes	2.90	11/15/2026	15,000	15,660
Royal Bank of Canada, Sr. Unscd. Notes	2.75	2/1/2022	25,000	25,572
The Bank of Nova Scotia, Sr. Unscd. Notes	2.70	3/7/2022	25,000	25,615
The Toronto-Dominion Bank, Sr. Unscd. Notes	3.25	3/11/2024	5,000	5,294
				176,252
Colombia - .1%
Colombia, Sr. Unscd. Bonds	8.13	5/21/2024	10,000	12,392
Germany - .5%
KFW, Govt. Gtd. Bonds	0.00	4/18/2036	15,000	[a] 10,942
KFW, Govt. Gtd. Notes	2.63	2/28/2024	25,000	26,230
Landwirtschaftliche Rentenbank, Govt. Gtd. Bonds	2.25	10/1/2021	25,000	25,342
				62,514
Japan - .1%
Sumitomo Mitsui Financial Group, Sr. Unscd. Notes	2.85	1/11/2022	10,000	10,205
Poland - .1%
Poland, Sr. Unscd. Notes	3.25	4/6/2026	15,000	16,060
Supranational - .5%
European Investment Bank, Sr. Unscd. Notes	1.88	2/10/2025	10,000	10,235
Inter-American Development Bank, Sr. Unscd. Notes	2.50	1/18/2023	15,000	15,490
International Bank for Reconstruction & Development, Sr. Unscd. Notes	1.38	9/20/2021	35,000	34,982
				60,707
United Kingdom - .5%
HSBC Holdings, Sr. Unscd. Notes	4.88	1/14/2022	25,000	26,438

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 38.2% (continued)
United Kingdom - .5% (continued)
Royal Bank of Scotland Group, Sub. Notes	6.00	12/19/2023	25,000		28,125
Vodafone Group, Sr. Unscd. Notes	4.38	5/30/2028	15,000		17,046
				71,609
United States - 35.0%
3M, Sr. Unscd. Bonds	2.88	10/15/2027	15,000		15,866
AbbVie, Sr. Unscd. Notes	2.90	11/6/2022	20,000		20,547
AbbVie, Sr. Unscd. Notes	3.20	11/21/2029	20,000	[b]	20,934
AbbVie, Sr. Unscd. Notes	3.38	11/14/2021	15,000		15,430
AbbVie, Sr. Unscd. Notes	4.88	11/14/2048	10,000		11,801
American Express, Sr. Unscd. Notes	3.40	2/22/2024	25,000		26,446
American Tower, Sr. Unscd. Notes	3.50	1/31/2023	25,000		26,118
American Water Capital, Sr. Unscd. Bonds	6.59	10/15/2037	10,000		14,781
American Water Capital, Sr. Unscd. Notes	3.75	9/1/2028	10,000		11,029
American Water Capital, Sr. Unscd. Notes	4.15	6/1/2049	15,000		17,850
Amgen, Sr. Unscd. Notes	4.56	6/15/2048	20,000		24,004
Apple, Sr. Unscd. Notes	2.15	2/9/2022	15,000		15,189
Apple, Sr. Unscd. Notes	3.25	2/23/2026	25,000		26,914
Apple, Sr. Unscd. Notes	3.75	11/13/2047	10,000		11,586
Boston Properties, Sr. Unscd. Notes	4.50	12/1/2028	15,000		17,494
Cigna, Gtd. Notes	4.13	11/15/2025	15,000		16,504
Cisco Systems, Sr. Unscd. Notes	5.50	1/15/2040	20,000		28,143
Conagra Brands, Sr. Unscd. Notes	5.30	11/1/2038	15,000		18,630
CSX, Sr. Unscd. Notes	3.35	11/1/2025	5,000		5,398
CVS Health, Sr. Unscd. Notes	5.05	3/25/2048	20,000		24,199
Deere & Co., Sr. Unscd. Notes	3.90	6/9/2042	10,000		11,827
Dell International, Sr. Scd. Notes	4.90	10/1/2026	15,000	[b]	16,715
DuPont de Nemours, Sr. Unscd. Notes	4.49	11/15/2025	10,000		11,179
Federal Home Loan Banks, Bonds	2.50	2/13/2024	25,000		26,110
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K077, Cl. A2	3.85	5/25/2028	30,000	[c]	34,244
Federal National Mortgage Association, Notes	2.25	4/12/2022	20,000	[c]	20,392
General Mills, Sr. Unscd. Notes	4.20	4/17/2028	15,000		17,085
Gilead Sciences, Sr. Unscd. Notes	3.50	2/1/2025	15,000		16,067
HCA, Sr. Scd. Notes	5.25	6/15/2049	10,000		11,639
Hewlett Packard Enterprise, Sr. Unscd. Notes	3.50	10/5/2021	10,000		10,271
Intel, Sr. Unscd. Notes	3.15	5/11/2027	10,000		10,854

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 38.2% (continued)
United States - 35.0% (continued)
Intercontinental Exchange, Gtd. Notes	3.75	12/1/2025	15,000	16,445
International Business Machines, Sr. Unscd. Notes	4.00	6/20/2042	5,000	5,817
International Paper, Sr. Unscd. Notes	4.40	8/15/2047	10,000	10,991
ITC Holdings, Sr. Unscd. Notes	3.35	11/15/2027	15,000	16,058
Johnson & Johnson, Sr. Unscd. Notes	2.63	1/15/2025	15,000	15,716
Laboratory Corporation of America Holdings, Sr. Unscd. Notes	3.20	2/1/2022	10,000	10,265
Marsh & McLennan Companies, Sr. Unscd. Notes	4.75	3/15/2039	15,000	19,239
Merck & Co., Sr. Unscd. Notes	3.90	3/7/2039	15,000	17,999
Microsoft, Sr. Unscd. Notes	2.88	2/6/2024	25,000	26,239
Microsoft, Sr. Unscd. Notes	4.25	2/6/2047	10,000	12,801
Morgan Stanley, Sr. Unscd. Notes	4.00	7/23/2025	25,000	27,488
Morgan Stanley, Sr. Unscd. Notes	4.38	1/22/2047	10,000	12,459
Morgan Stanley, Sr. Unscd. Notes	4.43	1/23/2030	20,000	23,090
National Rural Utilities Cooperative Finance, Bonds	2.40	3/15/2030	10,000	10,146
National Rural Utilities Cooperative Finance, Bonds	4.30	3/15/2049	5,000	6,299
Nordstrom, Sr. Unscd. Notes	5.00	1/15/2044	20,000	20,288
Northern Trust, Sr. Unscd. Notes	3.15	5/3/2029	20,000	21,524
Oracle, Sr. Unscd. Notes	4.00	11/15/2047	10,000	11,681
Parker-Hannifin, Sr. Unscd. Notes	3.25	6/14/2029	15,000	16,138
PepsiCo, Sr. Unscd. Notes	2.75	4/30/2025	15,000	15,766
Prudential Financial, Sr. Unscd. Notes	4.35	2/25/2050	10,000	11,810
Simon Property Group, Sr. Unscd. Notes	4.75	3/15/2042	10,000	12,593
Target, Sr. Unscd. Notes	2.50	4/15/2026	15,000	15,654
The Coca-Cola Company, Sr. Unscd. Notes	2.20	5/25/2022	20,000	20,319
The Goldman Sachs Group, Sr. Unscd. Notes	3.85	1/26/2027	20,000	21,715
The Home Depot, Sr. Unscd. Notes	3.50	9/15/2056	10,000	11,052
The Home Depot, Sr. Unscd. Notes	3.90	12/6/2028	20,000	22,797
The Mosaic Company, Sr. Unscd. Notes	4.25	11/15/2023	10,000	10,739
The PNC Financial Services Group, Sr. Unscd. Notes	3.45	4/23/2029	10,000	10,956
Toyota Motor Credit, Sr. Unscd. Notes	2.60	1/11/2022	15,000	15,286
Truist Financial, Sr. Unscd. Notes	3.75	12/6/2023	10,000	10,688
TWDC Enterprises 18, Gtd. Notes	4.13	6/1/2044	10,000	12,287
U.S. Treasury Bonds	2.25	8/15/2049	5,000	5,280

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 38.2% (continued)
United States - 35.0% (continued)
U.S. Treasury Bonds	2.38	11/15/2049	10,000	10,846
U.S. Treasury Bonds	2.75	8/15/2047	40,000	46,316
U.S. Treasury Bonds	2.88	5/15/2049	13,000	15,530
U.S. Treasury Bonds	3.00	2/15/2048	30,000	36,412
U.S. Treasury Bonds	3.00	2/15/2049	35,000	42,744
U.S. Treasury Bonds	3.13	2/15/2042	40,000	48,529
U.S. Treasury Bonds	3.13	5/15/2048	45,000	55,924
U.S. Treasury Bonds	3.13	11/15/2041	33,000	40,014
U.S. Treasury Bonds	3.88	8/15/2040	17,000	22,821
U.S. Treasury Bonds	4.38	11/15/2039	7,000	9,965
U.S. Treasury Bonds	4.38	5/15/2040	33,000	47,087
U.S. Treasury Bonds	4.50	2/15/2036	5,000	6,965
U.S. Treasury Bonds	6.25	5/15/2030	32,000	46,472
U.S. Treasury Notes	1.13	8/31/2021	85,000	84,648
U.S. Treasury Notes	1.13	7/31/2021	20,000	19,921
U.S. Treasury Notes	1.25	10/31/2021	110,000	109,789
U.S. Treasury Notes	1.38	10/15/2022	25,000	25,041
U.S. Treasury Notes	1.50	10/31/2021	75,000	75,179
U.S. Treasury Notes	1.50	1/31/2022	20,000	20,063
U.S. Treasury Notes	1.50	11/30/2024	20,000	20,172
U.S. Treasury Notes	1.63	11/15/2022	15,000	15,129
U.S. Treasury Notes	1.63	12/15/2022	15,000	15,136
U.S. Treasury Notes	1.75	6/15/2022	35,000	35,359
U.S. Treasury Notes	1.75	12/31/2024	15,000	15,305
U.S. Treasury Notes	1.75	7/15/2022	40,000	40,419
U.S. Treasury Notes	1.75	6/30/2022	20,000	20,206
U.S. Treasury Notes	1.88	8/31/2024	55,000	56,347
U.S. Treasury Notes	1.88	1/31/2022	45,000	45,473
U.S. Treasury Notes	2.00	2/15/2025	30,000	30,974
U.S. Treasury Notes	2.00	8/15/2025	25,000	25,854
U.S. Treasury Notes	2.00	8/31/2021	100,000	100,971
U.S. Treasury Notes	2.00	5/31/2024	65,000	66,864
U.S. Treasury Notes	2.00	6/30/2024	65,000	66,900
U.S. Treasury Notes	2.00	4/30/2024	100,000	102,828
U.S. Treasury Notes	2.13	8/15/2021	100,000	101,100
U.S. Treasury Notes	2.13	9/30/2024	18,000	18,652
U.S. Treasury Notes	2.13	7/31/2024	50,000	51,764
U.S. Treasury Notes	2.13	11/30/2024	30,000	31,121
U.S. Treasury Notes	2.25	11/15/2024	45,000	46,927
U.S. Treasury Notes	2.25	12/31/2024	25,000	26,096
U.S. Treasury Notes	2.25	8/15/2027	39,000	41,268
U.S. Treasury Notes	2.25	10/31/2024	55,000	57,342
U.S. Treasury Notes	2.25	7/31/2021	80,000	81,000

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 38.2% (continued)
United States - 35.0% (continued)
U.S. Treasury Notes	2.38	5/15/2029	38,000		40,886
U.S. Treasury Notes	2.63	2/15/2029	35,000		38,354
U.S. Treasury Notes	2.75	2/15/2028	35,000		38,438
U.S. Treasury Notes	2.88	5/15/2028	40,000		44,392
U.S. Treasury Notes	3.13	11/15/2028	10,000		11,349
Union Pacific, Sr. Unscd. Notes	4.10	9/15/2067	5,000		5,349
United Parcel Service, Sr. Unscd. Notes	3.05	11/15/2027	15,000		16,100
Visa, Sr. Unscd. Notes	3.15	12/14/2025	15,000		16,130
Zoetis, Sr. Unscd. Notes	3.90	8/20/2028	15,000		16,795
Federal Home Loan Mortgage Corp.:
3.50%, 11/1/2047-3/1/2048			42,430	[c]	44,286
Federal National Mortgage Association:
2.50%			25,000	[c,d]	25,446
2.50%, 11/1/2031			23,267	[c]	23,740
3.00%			100,000	[c,d]	102,639
3.00%, 10/1/2039-8/1/2049			187,729	[c]	193,472
3.50%, 9/1/2037-11/1/2049			162,785	[c]	169,495
3.50%			100,000	[c,d]	103,508
4.00%			25,000	[c,d]	26,115
4.00%, 1/1/2048-8/1/2049			169,349	[c]	177,990
4.50%			50,000	[c,d]	52,898
4.50%, 8/1/2047			24,438	[c]	26,116
5.00%			25,000	[c,d]	26,789
5.50%			25,000	[c,d]	26,954
Government National Mortgage Association II:
3.50%			25,000	[d]	25,771
3.00%, 11/20/2045-1/20/2048			70,939		73,541
3.00%			25,000	[d]	25,708
3.50%, 11/20/2046-6/20/2049			107,853		111,741
4.00%			50,000	[d]	51,805
4.00%, 4/20/2049-7/20/2049			44,482		46,148
4.50%			25,000	[d]	26,273
4.50%, 2/20/2049			15,971		16,785
5.00%			25,000	[d]	26,469
				4,561,826
Uruguay - .1%
Uruguay, Sr. Unscd. Bonds	4.98	4/20/2055	10,000		12,422
Total Bonds and Notes (cost $4,817,006)			4,983,987

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 60.9%
Australia - 1.9%
Australia & New Zealand Banking Group	2,302		39,080
CSL	181	[e]	37,009
Dexus	8,462	[f]	70,996
Insurance Australia Group	5,298	[e]	24,708
National Australia Bank	2,273		38,708
Westpac Banking	2,484		41,177
		251,678
Canada - .7%
Intact Financial	368		39,867
The Toronto-Dominion Bank	870		48,082
		87,949
China - 2.3%
3SBio	15,500	[b,e]	19,807
Alibaba Group Holding, ADR	481	[e]	99,370
Ping An Insurance Group Company of China, Cl. H	7,500	[e]	84,849
Tencent Holdings	1,933	[e]	91,785
		295,811
Denmark - .8%
Chr. Hansen Holding	583		43,471
Novo Nordisk, Cl. B	445	[e]	27,165
Orsted	324	[b]	35,321
		105,957
France - 2.4%
BNP Paribas	743	[e]	39,508
Bureau Veritas	1,747	[e]	48,230
Danone	479	[e]	38,359
Kering	53		32,554
L'Oreal	278	[e]	77,899
Sanofi	521	[e]	50,247
Valeo	952	[c,e]	28,361
		315,158
Germany - 2.2%
Allianz	198	[e]	47,463
Brenntag	1,512	[e]	78,613
Deutsche Post	2,244	[e]	78,586
Deutsche Wohnen	484	[e]	20,515
Fresenius Medical Care & Co.	475	[e]	36,762
SAP	210	[e]	27,481
		289,420
Hong Kong - 1.4%
AIA Group	6,800	[e]	67,041
Link REIT	6,000		60,495

Description	Shares		Value ($)
Common Stocks - 60.9% (continued)
Hong Kong - 1.4% (continued)
Techtronic Industries	6,588	[e]	52,220
		179,756
Ireland - 1.1%
Accenture, Cl. A	378		77,569
Medtronic	572		66,032
		143,601
Japan - 5.1%
Ebara	2,500		68,838
Fast Retailing	100		53,562
Honda Motor	1,300		33,201
KDDI	1,400		41,715
Keyence	100		33,906
M3	600		17,584
Mitsubishi UFJ Financial Group	7,800		39,904
Nippon Telegraph & Telephone	1,400		35,645
NTT Docomo	1,300		37,206
Seven & i Holdings	1,400		53,676
Sony	600		42,173
Sugi Holdings	600		30,076
Sumitomo Mitsui Financial Group	1,100		38,547
Suntory Beverage & Food	1,100		46,580
Takeda Pharmaceutical	800		30,703
Toyota Motor	800	[e]	55,506
		658,822
Mexico - .5%
Fomento Economico Mexicano	7,614		68,651
Netherlands - .5%
ASML Holding	175		49,080
Prosus	238	[e]	17,152
		66,232
New Zealand - .2%
Fisher & Paykel Healthcare	1,248		18,716
Norway - .5%
DNB	3,900	[e]	68,050
South Africa - .6%
Naspers, Cl. N	365	[e]	59,915
Old Mutual	12,307	[e]	14,094
		74,009
South Korea - .3%
Samsung SDI	187		42,676
Spain - .7%
Banco Santander	10,558		41,732
Iberdrola	4,234		46,306

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 60.9% (continued)
Spain - .7% (continued)
Iberdrola-Intermin Line	78	[e]	789
		88,827
Switzerland - 2.0%
Lonza Group	106		43,584
Nestle	768	[e]	84,783
Roche Holding	341		114,767
Zurich Insurance Group	39	[e]	16,211
		259,345
Taiwan - .7%
Taiwan Semiconductor Manufacturing	9,000		96,280
Thailand - .3%
Kasikornbank	9,400		41,955
United Kingdom - 5.0%
Ascential	4,656	[b,e]	22,399
AstraZeneca	257	[e]	25,128
Aviva	3,631	[e]	19,162
Barclays	18,837	[e]	41,658
Ferguson	560	[e]	50,193
GlaxoSmithKline	1,427		33,506
HSBC Holdings	7,393	[e]	53,816
Informa	1,548	[e]	15,895
Johnson Matthey	2,017		69,292
Legal & General Group	4,247	[e]	17,091
Linde	468		95,065
M&G	5,409	[e]	17,113
Prudential	1,506	[e]	26,803
RELX	1,218	[e]	32,345
Royal Bank of Scotland Group	8,714	[e]	24,893
Travis Perkins	1,817	[e]	37,398
Unilever	331		19,770
Vodafone Group	24,186		47,587
		649,114
United States - 31.7%
3M	272		43,156
Abbott Laboratories	930		81,040
Adobe	180	[e]	63,205
Albemarle	509		40,863
Alphabet, Cl. C	107	[e]	153,463
Amazon.com	73	[e]	146,637
American Express	373		48,442
American Tower	193	[f]	44,726
Amgen	230		49,691
Apple	889		275,154

Description	Shares		Value ($)
Common Stocks - 60.9% (continued)
United States - 31.7% (continued)
Applied Materials	823		47,726
AT&T	1,962		73,810
Automatic Data Processing	223		38,220
Becton Dickinson & Co.	163		44,854
Biogen	134	[e]	36,026
BlackRock	81		42,715
Booking Holdings	19	[e]	34,780
Bristol-Myers Squibb	882		55,522
Brixmor Property Group	1,374	[f]	27,425
Cerner	498		35,771
Cigna	218	[e]	41,939
Cisco Systems	2,313		106,329
Citigroup	1,395		103,802
CMS Energy	1,322		90,570
Colgate-Palmolive	590		43,530
Costco Wholesale	284		86,768
Dollar General	133		20,404
Ecolab	466		91,387
Eli Lilly & Co.	398		55,577
Eversource Energy	1,020		94,289
Gilead Sciences	1,376		86,963
Intel	1,264		80,808
International Flavors & Fragrances	572		74,995
Intuit	120		33,646
Lowe's	394		45,799
Mastercard, Cl. A	283		89,411
Merck & Co.	1,199		102,443
Microsoft	1,659		282,412
Morgan Stanley	824		43,062
NextEra Energy	209		56,054
NIKE, Cl. B	513		49,402
PayPal Holdings	333	[e]	37,925
PepsiCo	448		63,625
Prologis	449	[f]	41,703
S&P Global	89		26,142
Salesforce.com	295	[e]	53,781
Starbucks	548		46,487
Texas Instruments	407		49,105
The Estee Lauder Companies, Cl. A	195		38,056
The Goldman Sachs Group	401		95,338
The Home Depot	324		73,904
The PNC Financial Services Group	277		41,148
The Procter & Gamble Company	635		79,134
The TJX Companies	725		42,804

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares	Value ($)
Common Stocks - 60.9% (continued)
United States - 31.7% (continued)
The Walt Disney Company		502	69,432
Thermo Fisher Scientific		160	50,110
Union Pacific		298	53,467
United Parcel Service, Cl. B		383	39,648
Verizon Communications		1,831	108,835
Visa, Cl. A		316	62,875
			4,136,335
Total Common Stocks (cost $7,188,386)		7,938,342

Rights - .0%
United States - .0%
Bristol-Myers Squibb, CVR (cost $750)		326	1,134
Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 5.3%
Registered Investment Companies - 5.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $683,622)	1.56	683,622	[g] 683,622
Total Investments (cost $12,689,764)		104.4%	13,607,085
Liabilities, Less Cash and Receivables		(4.4%)	(571,636)
Net Assets		100.0%	13,035,449

ADR—American Depository Receipt

CVR—Contingent Value Right

a Security issued with a zero coupon. Income is recognized through the accretion of discount.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, these securities were valued at $115,176 or .88% of net assets.

c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

d Purchased on a forward commitment basis.

e Non-income producing security.

f Investment in real estate investment trust within the United States.

g Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Sustainable Balanced Fund

January 31, 2020 (Unaudited)

The following is a summary of the inputs used as of January 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Commercial Mortgage-Backed	-	34,244	-	34,244
Corporate Bonds	-	1,335,517	-	1,335,517
Equity Securities – Common Stocks	4,630,971	3,307,371††	-	7,938,342
Foreign Governmental	-	107,863	-	107,863
Investment Companies	683,622	-	-	683,622
U.S. Government Agencies	-	46,502	-	46,502
U.S. Government Agencies Mortgage-Backed	-	1,403,689	-	1,403,689
U.S. Treasury Securities	-	2,056,172	-	2,056,172
Rights	1,134	-	-	1,134

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid

NOTES

prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board.These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

NOTES

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At January 31, 2020, accumulated net unrealized appreciation on investments was $917,321, consisting of $1,071,794 gross unrealized appreciation and $154,473 gross unrealized depreciation.

At January 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.